Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary): | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares High Yield Equity Dividend Achievers TM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 22 of the prospectus for the PowerShares High Yield Equity Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEY
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.48%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | Dow Jones U.S. Select Dividend Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | Mergent Dividend Achievers TM 50 Index (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mergent Dividend Achievers TM 50 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.09%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.43%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004	[1]

[1]	The Index Provider recalculated the average annual total returns for the Mergent Dividend Achievers TM 50 Index as of December 31, 2010. As a result, the returns for the Mergent Dividend Achievers TM 50 Index shown in the table above have been restated from 19.07% for the one-year period, (6.91)% for the five-year period and (5.10)% for the period since inception.